Harbor Funds
Supplement to Statement of Additional Information dated March 1, 2008

Portfolio Holdings Disclosure Policy

Non-public portfolio holdings information are disclosed daily, with no lag, to FactSet Research Systems Inc., which provides data collection and analytic services, for the sole purpose of assisting the Adviser in assessing the Funds' performance and portfolio attributes.

Dated:  August 25, 2008